UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23473)

Kurv ETF Trust

(Exact name of registrant as specified in charter)

1 Letterman Dr. Bldg. C Ste. 3-500

San Francisco, California 94129

(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

(914) 953-8811

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Kurv Gold Enhanced Income ETF
KGLD (Principal U.S. Listing Exchange: Cboe)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Gold Enhanced Income ETF (the “Fund”) for the period of  July 7, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kgld. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Gold Enhanced Income ETF	$61	1.35%
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$37,113,465
Number of Holdings	14
Portfolio Turnover	0%
30-Day SEC Yield	1.86%
30-Day SEC Yield Unsubsidized	1.86%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	73.3%
SPDR Gold Shares	18.1%
iShares Gold Trust	6.6%
Fidelity Government Portfolio	0.3%

Security Type	(%)
U.S. Treasury Bills	73.3%
Purchased Options	25.8%
Money Market Funds	0.3%
Written Options	-1.1%
Cash & Other	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kgld.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Gold Enhanced Income ETF	PAGE 1	TSR-SAR-500948872

Kurv High Income ETF
KYLD (Principal U.S. Listing Exchange: Cboe)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv High Income ETF (the “Fund”) for the period of  October 30, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kyld. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv High Income ETF	$8	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$14,103,441
Number of Holdings	44
Portfolio Turnover	0%
30-Day SEC Yield	-
30-Day SEC Yield Unsubsidized	-
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	8.3%
Teradyne, Inc.	6.3%
Global X Silver Miners ETF	6.3%
VanEck Gold Miners ETF/USA	6.3%
Broadcom, Inc.	5.9%
Howmet Aerospace, Inc.	5.3%
Intel Corp.	5.0%
Reddit, Inc.	5.0%
AppLovin Corp.	4.9%
Shift4 Payments, Inc.	4.9%

Top Sectors	(%)
Manufacturing	39.6%
Information	14.6%
Finance and Insurance	8.4%
Professional, Scientific, and Technical Services	4.9%
Utilities	4.7%
Administrative and Support and Waste Management and Remediation Services	3.8%
Other Services (except Public Administration)	2.9%
Information Technology	0.0%
Cash & Other	21.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kyld.
Kurv High Income ETF	PAGE 1	TSR-SAR-500948849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv High Income ETF	PAGE 2	TSR-SAR-500948849

Kurv Silver Enhanced Income ETF
KSLV (Principal U.S. Listing Exchange: Cboe)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Silver Enhanced Income ETF (the “Fund”) for the period of  September 29, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kslv. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Silver Enhanced Income ETF	$23	1.24%
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$24,947,187
Number of Holdings	12
Portfolio Turnover	0%
30-Day SEC Yield	1.99%
30-Day SEC Yield Unsubsidized	1.99%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	69.1%
iShares Silver Trust	28.8%
Fidelity Government Portfolio	3.7%

Security Type	(%)
U.S. Treasury Bills	69.1%
Purchased Options	30.7%
Money Market Funds	3.7%
Written Options	-1.9%
Cash & Other	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kslv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Silver Enhanced Income ETF	PAGE 1	TSR-SAR-500948864

Kurv Technology Titans Select ETF
KQQQ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Technology Titans Select ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Technology Titans Select ETF	$64	1.14%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$68,404,039
Number of Holdings	46
Portfolio Turnover	18%
30-Day SEC Yield	0.98%
30-Day SEC Yield Unsubsidized	0.91%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	26.6%
Alphabet, Inc.	12.7%
Amazon.com, Inc.	8.5%
Apple, Inc.	7.7%
Broadcom, Inc.	7.4%
Meta Platforms, Inc.	6.2%
NVIDIA Corp.	5.4%
Netflix, Inc.	3.3%
Tesla, Inc.	3.3%
Uber Technologies, Inc.	2.9%

Security Type	(%)
Common Stocks	70.3%
U.S. Treasury Bills	26.6%
Purchased Options	2.2%
Exchange Traded Funds	1.5%
Money Market Funds	1.0%
Written Options	-1.4%
Cash & Other	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kqqq.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Technology Titans Select ETF	PAGE 1	TSR-SAR-500948302

Kurv Yield Premium Strategy Amazon (AMZN) ETF
AMZP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$58	1.08%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$13,231,866
Number of Holdings	9
Portfolio Turnover	0%
30-Day SEC Yield	2.70%
30-Day SEC Yield Unsubsidized	2.54%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	93.6%
Fidelity Government Portfolio	5.2%
Amazon.Com, Inc.	1.2%

Security Type	(%)
U.S. Treasury Bills	93.6%
Purchased Options	5.6%
Money Market Funds	5.2%
Written Options	-4.4%
Cash & Other	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/amzp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 1	TSR-SAR-500948401

Kurv Yield Premium Strategy Apple (AAPL) ETF
AAPY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Apple (AAPL) ETF	$57	0.99%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$5,109,249
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	2.15%
30-Day SEC Yield Unsubsidized	2.00%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	80.4%
Apple, Inc.	17.2%
Fidelity Government Portfolio	2.4%

Security Type	(%)
U.S. Treasury Bills	80.4%
Purchased Options	17.7%
Money Market Funds	2.4%
Written Options	-0.5%
Cash & Other	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/aapy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 1	TSR-SAR-500948500

Kurv Yield Premium Strategy Google (GOOGL) ETF
GOOP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Google (GOOGL) ETF	$67	0.99%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$13,539,149
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.06%
30-Day SEC Yield Unsubsidized	1.92%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	78.4%
Alphabet, Inc.	22.6%

Security Type	(%)
U.S. Treasury Bills	78.4%
Purchased Options	23.3%
Written Options	-0.7%
Cash & Other	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/goop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 1	TSR-SAR-500948609

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
MSFY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/msfy. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$60	1.14%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$6,821,948
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.92%
30-Day SEC Yield Unsubsidized	2.76%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	102.4%
Fidelity Government Portfolio	1.0%
Microsoft Corp.	-3.3%

Security Type	(%)
U.S. Treasury Bills	102.4%
Money Market Funds	1.0%
Purchased Options	0.8%
Written Options	-4.1%
Cash & Other	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/msfy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 1	TSR-SAR-500948708

Kurv Yield Premium Strategy Netflix (NFLX) ETF
NFLP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$47	0.99%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$9,559,851
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.85%
30-Day SEC Yield Unsubsidized	2.69%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	101.5%
Fidelity Government Portfolio	0.8%
Netflix, Inc.	-2.3%

Security Type	(%)
U.S. Treasury Bills	101.5%
Purchased Options	3.7%
Money Market Funds	0.8%
Written Options	-6.0%
Cash & Other	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/nflp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 1	TSR-SAR-500948807

Kurv Yield Premium Strategy Tesla (TSLA) ETF
TSLP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) for the period of  June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$79	1.41%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$21,869,071
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	2.42%
30-Day SEC Yield Unsubsidized	2.27%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	89.1%
Tesla, Inc.	8.2%
Fidelity Government Portfolio	2.8%

Security Type	(%)
U.S. Treasury Bills	89.1%
Purchased Options	10.7%
Money Market Funds	2.8%
Written Options	-2.5%
Cash & Other	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/tslp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 1	TSR-SAR-500948880

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
November 30, 2025 (Unaudited)

Kurv ETF Trust
Kurv Gold Enhanced Income ETF	| KGLD	| Cboe BZX Exchange, Inc.
Kurv High Income ETF	| KYLD	| Cboe BZX Exchange, Inc.
Kurv Silver Enhanced Income ETF	| KSLV	| Cboe BZX Exchange, Inc.
Kurv Technology Titans Select ETF	| KQQQ	| NASDAQ Stock Market, LLC
Kurv Yield Premium Strategy Amazon (AMZN) ETF	| AMZP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Apple (AAPL) ETF	| AAPY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF	| GOOP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	| MSFY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	| NFLP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	| TSLP	| Cboe BZX Exchange, Inc.

KURV GOLD ENHANCED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 25.8%(a)
Call Options - 25.8%
iShares Gold Trust, Expiration: 12/19/2025; Exercise Price: $62.00	$11,077,695	1,395	$2,440,148
SPDR Gold Shares
Expiration: 12/05/2025; Exercise Price: $394.00	29,827,972	769	162,259
Expiration: 12/19/2025; Exercise Price: $250.00	7,757,600	200	2,768,014
Expiration: 12/19/2025; Exercise Price: $300.00	11,170,944	288	2,550,528
Expiration: 12/19/2025; Exercise Price: $310.00	4,266,680	110	864,050
Expiration: 12/19/2025; Exercise Price: $360.00	10,123,668	261	768,186
Total Call Options			9,553,185
Put Options - 0.0%
SPDR Gold Shares, Expiration: 12/19/2025; Exercise Price: $358.00(b)	7,486,084	193	12,931
TOTAL PURCHASED OPTIONS (Cost $5,727,130)			9,566,116

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 73.3%(c)(d)
3.90%, 12/26/2025	$7,300,000	7,280,293
3.75%, 03/19/2026	10,250,000	10,136,276
3.57%, 06/11/2026	10,000,000	9,810,960
TOTAL U.S. TREASURY BILLS (Cost $27,231,402)		27,227,529

	Shares
MONEY MARKET FUNDS - 0.3%
Fidelity Government Portfolio - Institutional Class, 3.82%(e)	108,086	108,086
TOTAL MONEY MARKET FUNDS (Cost $108,086)		108,086
TOTAL INVESTMENTS - 99.4% (Cost $33,066,618)		$36,901,731
Other Assets in Excess of Liabilities - 0.6%		211,734
TOTAL NET ASSETS - 100.0%		$37,113,465

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown is the annualized yield as of November 30, 2025.
(d)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $26,441,586 which represented 71.2% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

KURV GOLD ENHANCED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%(a)
Call Options - (1.0)%
SPDR Gold Shares, Expiration: 12/05/2025; Exercise Price: $389.00	$(37,314,056)	(962)	$(384,800)
Put Options - (0.1)%
SPDR Gold Shares
Expiration: 12/19/2025; Exercise Price: $300.00	(9,464,272)	(244)	(1,230)
Expiration: 12/19/2025; Exercise Price: $360.00	(10,123,668)	(261)	(20,071)
Total Put Options			(21,301)
TOTAL WRITTEN OPTIONS (Premiums received $353,703)			$(406,101)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

KURV HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.7%
Advertising Agencies - 4.9%
AppLovin Corp. - Class A(a)	1,159	$694,797
All Other Business Support Services - 3.9%
ROBLOX Corp. - Class A(a)(b)	5,795	550,699
All Other Publishers - 5.3%
Reddit, Inc. - Class A(a)(b)	3,416	739,461
Appliance Repair and Maintenance - 3.3%
BitMine Immersion Technologies, Inc.(a)(b)	13,847	458,613
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 4.8%
Shopify, Inc. - Class A(a)(b)	4,270	677,393
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 4.0%
Coinbase Global, Inc. - Class A(a)(b)	2,074	565,829
Instrument Manufacturing for Measuring and Testing Electricity and Electrical Signals - 6.5%
Teradyne, Inc.(b)	5,063	920,909
Investment Banking and Securities Intermediation - 4.7%
Robinhood Markets, Inc. - Class A(a)(b)	5,124	658,383
Other Aluminum Rolling, Drawing, and Extruding - 5.3%
Howmet Aerospace, Inc.(b)	3,660	748,799
Other Electric Power Generation - 4.7%
Vistra Corp.(b)	3,721	665,538
Pharmaceutical Preparation Manufacturing - 7.8%
Galaxy Digital, Inc. - Class A(a)(b)	18,361	488,219
Hims & Hers Health, Inc.(a)(b)	15,433	613,616
		1,101,835
Semiconductor and Related Device Manufacturing - 15.8%
Advanced Micro Devices, Inc.(a)(b)	2,867	623,659
Broadcom, Inc.(b)	2,074	835,739
Intel Corp.(a)(b)	18,788	762,041
		2,221,439
Software Publishers - 5.1%
Shift4 Payments, Inc. - Class A(a)(b)	9,699	715,592
Turbine and Turbine Generator Set Units Manufacturing - 4.6%
BWX Technologies, Inc.(b)	3,660	654,701
TOTAL COMMON STOCKS (Cost $11,385,827)		11,373,988

The accompanying notes are an integral part of these financial statements.

3

KURV HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited) (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 12.5%
Global X Silver Miners ETF	11,407	$885,868
VanEck Gold Miners ETF/USA	10,614	883,403
TOTAL EXCHANGE TRADED FUNDS (Cost $1,568,452)		1,769,271

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.1%(c)
Call Options - 1.1%
Bloom Energy Corp., Expiration: 12/19/2025; Exercise Price: $50.00	$262,176	24	140,880
Invesco QQQ Trust Series 1, Expiration: 12/19/2025; Exercise Price: $637.00	1,671,975	27	11,759
IREN Ltd., Expiration: 12/19/2025; Exercise Price: $75.00	95,620	20	830
iShares Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $62.00	505,190	98	1,617
Total Call Options			155,086
Put Options - 0.0%(d)
Invesco QQQ Trust Series 1, Expiration: 12/19/2025; Exercise Price: $570.00	1,671,975	27	4,536
TOTAL PURCHASED OPTIONS (Cost $163,885)			159,622

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 8.3%(e)(f)
3.57%, 06/11/2026	$1,200,000	1,177,315
TOTAL U.S. TREASURY BILLS (Cost $1,177,639)		1,177,315

	Shares
MONEY MARKET FUNDS - 1.2%
BlackRock Liquidity Funds T-Fund - Institutional Class, 3.85%(g)	162,362	162,362
TOTAL MONEY MARKET FUNDS (Cost $162,362)		162,362
TOTAL INVESTMENTS - 103.8% (Cost $14,458,165)		$14,642,558
Liabilities in Excess of Other Assets - (3.8)%		(539,117)
TOTAL NET ASSETS - 100.0%		$14,103,441

The accompanying notes are an integral part of these financial statements.

4

KURV HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown is the annualized yield as of November 30, 2025.
(f)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $637,646 which represented 4.5% of net assets.

(g)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

KURV HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%(a)
Call Options - (2.9)%
Advanced Micro Devices, Inc., Expiration: 12/05/2025; Exercise Price: $230.00	$(609,084)	(28)	$(5,586)
BitMine Immersion Technologies, Inc., Expiration: 12/05/2025; Exercise Price: $30.00	(457,056)	(138)	(53,130)
Bloom Energy Corp., Expiration: 12/05/2025; Exercise Price: $106.00	(262,176)	(24)	(18,480)
Broadcom, Inc., Expiration: 12/05/2025; Exercise Price: $420.00	(805,920)	(20)	(5,440)
BWX Technologies, Inc., Expiration: 12/19/2025; Exercise Price: $195.00	(643,968)	(36)	(7,920)
Coinbase Global, Inc., Expiration: 12/05/2025; Exercise Price: $275.00	(545,640)	(20)	(15,900)
Galaxy Digital, Inc., Expiration: 12/05/2025; Exercise Price: $27.00	(486,597)	(183)	(20,130)
Hims & Hers Health, Inc., Expiration: 12/05/2025; Exercise Price: $36.00	(612,304)	(154)	(63,910)
Howmet Aerospace, Inc., Expiration: 12/05/2025; Exercise Price: $210.00	(736,524)	(36)	(4,590)
Intel Corp., Expiration: 12/05/2025; Exercise Price: $38.00	(758,472)	(187)	(55,165)
Reddit, Inc., Expiration: 12/05/2025; Exercise Price: $205.00	(584,469)	(27)	(39,690)
Robinhood Markets, Inc., Expiration: 12/05/2025; Exercise Price: $122.00	(655,299)	(51)	(40,417)
ROBLOX Corp., Expiration: 12/05/2025; Exercise Price: $98.00	(541,671)	(57)	(7,439)
Shift4 Payments, Inc., Expiration: 12/19/2025; Exercise Price: $75.00	(708,288)	(96)	(26,880)
Shopify, Inc., Expiration: 12/05/2025; Exercise Price: $165.00	(666,288)	(42)	(8,127)
Teradyne, Inc., Expiration: 12/19/2025; Exercise Price: $185.00	(909,450)	(50)	(33,250)
Vistra Corp., Expiration: 12/05/2025; Exercise Price: $190.00	(661,782)	(37)	(4,033)
Total Call Options			(410,087)
Put Options - (0.7)%
iShares Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $62.00	(505,190)	(98)	(104,125)
TOTAL WRITTEN OPTIONS (Premiums received $212,119)			$(514,212)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

KURV SILVER ENHANCED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 30.7%(a)
Call Options - 30.4%
iShares Silver Trust
Expiration: 12/12/2025; Exercise Price: $57.00	$19,111,572	3,732	$167,940
Expiration: 12/19/2025; Exercise Price: $34.00	12,474,756	2,436	4,182,076
Expiration: 12/19/2025; Exercise Price: $42.00	17,821,080	3,480	3,229,927
Total Call Options			7,579,943
Put Options - 0.3%
iShares Silver Trust
Expiration: 12/19/2025; Exercise Price: $42.00	4,711,320	920	9,660
Expiration: 12/19/2025; Exercise Price: $43.00	476,253	93	1,488
Expiration: 12/19/2025; Exercise Price: $47.00	4,972,491	971	68,456
Total Put Options			79,604
TOTAL PURCHASED OPTIONS (Cost $4,178,314)			7,659,547

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 69.1%(b)(c)
3.81%, 12/26/2025	$2,416,000	2,409,478
3.72%, 03/19/2026	7,172,000	7,092,426
3.61%, 06/11/2026	7,886,000	7,736,923
TOTAL U.S. TREASURY BILLS (Cost $17,240,568)		17,238,827

	Shares
MONEY MARKET FUNDS - 3.7%
Fidelity Government Portfolio - Institutional Class, 3.82%(d)	924,864	924,864
TOTAL MONEY MARKET FUNDS (Cost $924,864)		924,864
TOTAL INVESTMENTS - 103.5% (Cost $22,343,746)		$25,823,238
Liabilities in Excess of Other Assets - (3.5)%		(876,051)
TOTAL NET ASSETS - 100.0%		$24,947,187

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $16,321,071 which represented 65.4% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

KURV SILVER ENHANCED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%(a)
Call Options - (1.8)%
iShares Silver Trust, Expiration: 12/12/2025; Exercise Price: $54.00	$(24,509,106)	(4,786)	$(440,312)
Put Options - (0.1)%
iShares Silver Trust, Expiration: 12/19/2025; Exercise Price: $42.00	(17,821,080)	(3,480)	(37,271)
TOTAL WRITTEN OPTIONS (Premiums received $817,847)			$(477,583)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.3%
Business Support Services - 2.9%
Uber Technologies, Inc.(a)(b)	22,656	$1,983,306
Communications Equipment Manufacturing - 6.8%
Apple, Inc.(c)	16,756	4,672,411
Computer and Peripheral Equipment Manufacturing - 4.9%
Cisco Systems, Inc.(b)	21,948	1,688,679
International Business Machines Corp.(b)	5,428	1,674,972
		3,363,651
Computer Systems Design and Related Services - 14.9%
Alphabet, Inc. - Class A(b)(c)	27,174	8,700,572
Oracle Corp.(b)(c)	7,316	1,477,466
		10,178,038
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 5.6%
Netflix, Inc.(a)(b)	21,240	2,284,999
Spotify Technology SA(a)(b)(c)	2,596	1,554,667
		3,839,666
Motor Vehicle Manufacturing - 3.3%
Tesla, Inc.(a)(b)	5,295	2,277,750
Other Miscellaneous Retailers - 8.6%
Amazon.com, Inc.(a)(b)(c)	25,124	5,859,419
Semiconductor and Other Electronic Component Manufacturing - 5.3%
NVIDIA Corp.(b)(c)	20,532	3,634,164
Semiconductor and Related Device Manufacturing - 7.7%
Broadcom, Inc.(b)(c)	12,980	5,230,421
Software Publishers - 4.0%
Microsoft Corp.(b)(c)	2,596	1,277,258
Palantir Technologies, Inc. - Class A(a)(c)	5,004	842,924
Salesforce, Inc.(c)	2,644	609,547
		2,729,729
Web Search Portals, Libraries, Archives, and Other Information Services - 6.3%
Meta Platforms, Inc. - Class A(b)(c)	6,642	4,303,684
TOTAL COMMON STOCKS (Cost $43,616,148)		48,072,239

The accompanying notes are an integral part of these financial statements.

9

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited) (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.2%(d)
Call Options - 1.8%
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $240.00	$4,405,830	158	$626,976
Intel Corp., Expiration: 12/19/2025; Exercise Price: $30.00	677,352	167	179,525
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $660.00	7,431,000	120	150,780
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $515.00	5,805,718	118	29,804
NVIDIA Corp., Expiration: 12/19/2025; Exercise Price: $175.00	4,885,200	276	228,771
Total Call Options			1,215,856
Put Options - 0.4%
Oracle Corp., Expiration: 12/05/2025; Exercise Price: $205.00	1,433,845	71	50,233
Roundhill Magnificent Seven ETF
Expiration: 12/19/2025; Exercise Price: $65.00	2,336,600	350	32,375
Expiration: 03/20/2026; Exercise Price: $65.00	4,339,400	650	208,000
Total Put Options			290,608
TOTAL PURCHASED OPTIONS (Cost $1,807,071)			1,506,464

	Shares
EXCHANGE TRADED FUNDS - 1.5%(e)
Kurv Yield Premium Strategy Google (GOOGL) ETF	9,305	371,363
Kurv Yield Premium Strategy Tesla (TSLA) ETF	26,960	642,726
TOTAL EXCHANGE TRADED FUNDS (Cost $1,021,189)		1,014,089

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 26.6%(b)(f)
4.06%, 12/26/2025	$1,100,000	1,097,030
3.92%, 03/19/2026	7,900,000	7,812,350
3.58%, 06/11/2026	9,500,000	9,320,412
TOTAL U.S. TREASURY BILLS (Cost $18,228,961)		18,229,792

	Shares
MONEY MARKET FUNDS - 1.0%
Fidelity Government Portfolio - Institutional Class, 3.82%(g)	674,423	674,423
TOTAL MONEY MARKET FUNDS (Cost $674,423)		674,423
TOTAL INVESTMENTS - 101.6% (Cost $65,347,792)		$69,497,007
Liabilities in Excess of Other Assets - (1.6)%		(1,092,968)
TOTAL NET ASSETS - 100.0%		$68,404,039

The accompanying notes are an integral part of these financial statements.

10

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $39,437,554 which represented 57.7% of net assets.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	100 shares per contract.
(e)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5.
(f)	The rate shown is the annualized yield as of November 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%(a)
Call Options - (0.5)%
Alphabet, Inc., Expiration: 12/05/2025; Exercise Price: $330.00	$(4,034,268)	(126)	$(25,326)
Amazon.com, Inc., Expiration: 12/05/2025; Exercise Price: $235.00	(2,682,030)	(115)	(33,695)
Apple, Inc., Expiration: 12/05/2025; Exercise Price: $290.00	(3,792,360)	(136)	(2,516)
Broadcom, Inc., Expiration: 12/05/2025; Exercise Price: $380.00	(2,458,056)	(61)	(151,585)
Meta Platforms, Inc., Expiration: 12/05/2025; Exercise Price: $635.00	(2,008,645)	(31)	(54,560)
Microsoft Corp., Expiration: 12/05/2025; Exercise Price: $545.00	(3,198,065)	(65)	(163)
NVIDIA Corp.
Expiration: 12/05/2025; Exercise Price: $210.00	(2,301,000)	(130)	(325)
Expiration: 12/19/2025; Exercise Price: $205.00	(1,770,000)	(100)	(5,950)
Oracle Corp., Expiration: 12/05/2025; Exercise Price: $205.00	(1,433,845)	(71)	(27,867)
Palantir Technologies, Inc., Expiration: 12/05/2025; Exercise Price: $165.00	(825,405)	(49)	(30,380)
Salesforce, Inc., Expiration: 12/05/2025; Exercise Price: $232.50	(576,350)	(25)	(20,687)
Spotify Technology SA, Expiration: 12/05/2025; Exercise Price: $635.00	(718,644)	(12)	(2,160)
Total Call Options			(355,214)
Put Options - (0.9)%
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $240.00	(4,405,830)	(158)	(2,776)
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $560.00	(7,431,000)	(120)	(123,480)
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $515.00	(5,805,718)	(118)	(283,721)
NVIDIA Corp., Expiration: 12/19/2025; Exercise Price: $175.00	(4,885,200)	(276)	(159,826)
Total Put Options			(569,803)
TOTAL WRITTEN OPTIONS (Premiums received $940,182)			$(925,017)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

12

KURV YIELD PREMIUM STRATEGY AMAZON (AMZN) ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.6%(a)
Call Options - 5.6%
Amazon.Com, Inc.
Expiration: 12/19/2025; Exercise Price: $230.00	$13,176,930	565	$489,900
Expiration: 12/19/2025; Exercise Price: $235.00	9,562,020	410	244,348
Expiration: 12/19/2025; Exercise Price: $275.00	6,413,550	275	4,887
TOTAL PURCHASED OPTIONS (Cost $1,122,090)			739,135

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 93.6%(b)(c)
3.94%, 12/26/2025	$3,340,000	3,330,983
3.93%, 03/19/2026	4,700,000	4,647,854
3.59%, 06/11/2026	4,500,000	4,414,932
TOTAL U.S. TREASURY BILLS (Cost $12,393,113)		12,393,769

	Shares
MONEY MARKET FUNDS - 5.2%
Fidelity Government Portfolio - Institutional Class, 3.82%(d)	686,892	686,892
TOTAL MONEY MARKET FUNDS (Cost $686,892)		686,892
TOTAL INVESTMENTS - 104.4% (Cost $14,202,095)		$13,819,796
Liabilities in Excess of Other Assets - (4.4)%		(587,930)
TOTAL NET ASSETS - 100.0%		$13,231,866

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $12,393,312 which represented 93.7% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

KURV YIELD PREMIUM STRATEGY AMAZON (AMZN) ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%(a)
Call Options - (2.3)%
Amazon.Com, Inc., Expiration: 12/05/2025; Exercise Price: $227.50	$(9,562,020)	(410)	$(305,528)
Put Options - (2.1)%
Amazon.Com, Inc., Expiration: 12/19/2025; Exercise Price: $230.00	(13,176,930)	(565)	(272,415)
TOTAL WRITTEN OPTIONS (Premiums received $794,014)			$(577,943)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

14

KURV YIELD PREMIUM STRATEGY APPLE (AAPL) ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 17.7%(a)
Call Options - 17.7%
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $230.00	$5,102,955	183	$907,482
TOTAL PURCHASED OPTIONS (Cost $238,180)			907,482

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 80.4%(b)(c)
4.03%, 12/26/2025	$1,000,000	997,301
3.82%, 03/19/2026	2,050,000	2,027,255
3.59%, 06/11/2026	1,100,000	1,079,206
TOTAL U.S. TREASURY BILLS (Cost $4,103,813)		4,103,762

	Shares
MONEY MARKET FUNDS - 2.4%
Fidelity Government Portfolio - Institutional Class, 3.82%(d)	125,162	125,162
TOTAL MONEY MARKET FUNDS (Cost $125,162)		125,162
TOTAL INVESTMENTS - 100.5% (Cost $4,467,155)		$5,136,406
Liabilities in Excess of Other Assets - (0.5)%		(27,157)
TOTAL NET ASSETS - 100.0%		$5,109,249

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $4,103,645 which represented 80.3% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

KURV YIELD PREMIUM STRATEGY APPLE (AAPL) ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%(a)
Call Options - (0.4)%
Apple, Inc., Expiration: 12/05/2025; Exercise Price: $280.00	$(2,565,420)	(92)	$(21,536)
Put Options - (0.1)%
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $230.00	(5,102,955)	(183)	(1,988)
TOTAL WRITTEN OPTIONS (Premiums received $197,200)			$(23,524)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

16

Kurv Yield Premium Strategy Google (GOOGL) ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 23.3%(a)
Call Options - 23.3%
Alphabet, Inc.
Expiration: 12/19/2025; Exercise Price: $250.00	$13,447,560	420	$2,975,960
Expiration: 12/19/2025; Exercise Price: $310.00	3,361,890	105	174,524
Total Call Options			3,150,484
Put Options - 0.0%
Alphabet, Inc., Expiration: 12/19/2025; Exercise Price: $225.00(b)	1,760,990	55	362
TOTAL PURCHASED OPTIONS (Cost $898,787)			3,150,846
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 78.4%(c)(d)
4.01%, 12/26/2025		$2,320,000	2,313,737
3.89%, 03/19/2026		3,830,000	3,787,506
3.59%, 06/11/2026		4,600,000	4,513,042
TOTAL U.S. TREASURY BILLS (Cost $10,614,263)			10,614,285
TOTAL INVESTMENTS - 101.7% (Cost $11,513,050)			$13,765,131
Liabilities in Excess of Other Assets - (1.7)%			(225,982)
TOTAL NET ASSETS - 100.0%			$13,539,149

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown is the annualized yield as of November 30, 2025.
(d)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $10,613,823 which represented 78.4% of net assets.

The accompanying notes are an integral part of these financial statements.

17

Kurv Yield Premium Strategy Google (GOOGL) ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%(a)
Call Options - (0.6)%
Alphabet, Inc., Expiration: 12/05/2025; Exercise Price: $330.00	$(13,447,560)	(420)	$(84,643)
Put Options - (0.1)%
Alphabet, Inc., Expiration: 12/19/2025; Exercise Price: $250.00	(13,447,560)	(420)	(7,476)
TOTAL WRITTEN OPTIONS (Premiums received $716,488)			$(92,119)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

18

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.8%(a)
Call Options - 0.7%
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $510.00	$6,789,738	138	$49,135
Put Options - 0.1%
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $465.00	885,618	18	3,960
TOTAL PURCHASED OPTIONS (Cost $407,122)			53,095

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 102.4%(b)(c)
4.01%, 12/26/2025	$2,020,000	2,014,547
3.92%, 03/19/2026	2,650,000	2,620,598
3.59%, 06/11/2026	2,400,000	2,354,630
TOTAL U.S. TREASURY BILLS (Cost $6,989,364)		6,989,775

	Shares
MONEY MARKET FUNDS - 1.0%
Fidelity Government Portfolio - Institutional Class, 3.82%(c)(d)	66,630	66,630
TOTAL MONEY MARKET FUNDS (Cost $66,630)		66,630
TOTAL INVESTMENTS - 104.2% (Cost $7,463,116)		$7,109,500
Liabilities in Excess of Other Assets - (4.2)%		(287,552)
TOTAL NET ASSETS - 100.0%		$ 6,821,948

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $6,989,533 which represented 102.5% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

19

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%(a)
Call Options - (0.1)%
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $545.00	$(6,789,738)	(138)	$(5,306)
Put Options - (4.0)%
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $510.00	(6,789,738)	(138)	(277,263)
TOTAL WRITTEN OPTIONS (Premiums received $364,289)			$ (282,569)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

20

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.7%(a)
Call Options - 3.7%
Netflix, Inc.
Expiration: 12/19/2025; Exercise Price: $114.00	$4,787,310	445	$42,769
Expiration: 01/16/2026; Exercise Price: $111.00	9,520,830	885	308,608
TOTAL PURCHASED OPTIONS (Cost $532,306)			351,377

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.5%(b)(c)
3.94%, 12/26/2025	$2,180,000	2,174,115
3.98%, 03/19/2026	4,050,000	4,005,065
3.59%, 06/11/2026	3,600,000	3,531,946
TOTAL U.S. TREASURY BILLS (Cost $9,710,059)		9,711,126

	Shares
MONEY MARKET FUNDS - 0.8%
Fidelity Government Portfolio - Institutional Class, 3.82%(c)(d)	75,417	75,417
TOTAL MONEY MARKET FUNDS (Cost $75,417)		75,417
TOTAL INVESTMENTS - 106.0% (Cost $10,317,782)		$10,137,920
Liabilities in Excess of Other Assets - (6.0)%		(578,069)
TOTAL NET ASSETS - 100.0%		$9,559,851

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $9,710,761 which represented 101.6% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

21

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%(a)
Call Options - (0.3)%
Netflix, Inc., Expiration: 12/05/2025; Exercise Price: $111.00	$(4,787,310)	(445)	$(24,235)
Put Options - (5.7)%
Netflix, Inc., Expiration: 01/16/2026; Exercise Price: $111.00	(9,520,830)	(885)	(546,204)
TOTAL WRITTEN OPTIONS (Premiums received $594,814)			$(570,439)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

22

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 10.7%(a)
Call Options - 10.7%
Tesla, Inc., Expiration: 12/19/2025; Exercise Price: $390.00	$21,680,568	504	$2,335,264
TOTAL PURCHASED OPTIONS (Cost $2,607,963)			2,335,264

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 89.1%(b)(c)
3.94%, 12/26/2025	$5,800,000	5,784,342
4.02%, 03/19/2026	8,400,000	8,306,802
3.59%, 06/11/2026	5,500,000	5,396,028
TOTAL U.S. TREASURY BILLS (Cost $19,483,732)		19,487,172

	Shares
MONEY MARKET FUNDS - 2.8%
Fidelity Government Portfolio - Institutional Class, 3.82%(d)	611,705	611,705
TOTAL MONEY MARKET FUNDS (Cost $611,705)		611,705
TOTAL INVESTMENTS - 102.6% (Cost $22,703,400)		$22,434,141
Liabilities in Excess of Other Assets - (2.6)%		(565,070)
TOTAL NET ASSETS - 100.0%		$21,869,071

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of November 30, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $19,486,600 which represented 89.1% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

23

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%(a)
Call Options - (1.3)%
Tesla, Inc., Expiration: 12/05/2025; Exercise Price: $440.00	$(21,680,568)	(504)	$(295,158)
Put Options - (1.2)%
Tesla, Inc., Expiration: 12/19/2025; Exercise Price: $390.00	(21,680,568)	(504)	(256,082)
TOTAL WRITTEN OPTIONS (Premiums received $2,160,616)			$(551,240)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

24

KURV ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	Kurv Gold Enhanced Income ETF	Kurv High Income ETF	Kurv Silver Enhanced Income ETF	Kurv Technology Titans Select ETF	Kurv Yield Premium Strategy Amazon (AMZN) ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$36,901,731	$14,642,558	$25,823,238	$68,482,918	$13,819,796
Investments in affiliated securities, at value (See Note 2 & 5)	—	—	—	1,014,089	—
Deposit at broker for option contracts	646,161	3	—	—	6
Dividends receivable	443	1,912	705	7,775	560
Receivable for investments sold	—	4,209	419,848	—	—
Total assets	37,548,335	14,648,682	26,243,791	69,504,782	13,820,362
LIABILITIES:
Written option contracts, at value	406,101	514,212	477,583	925,017	577,943
Payable to adviser	27,545	6,045	16,210	46,176	10,553
Interest payable	1,224	—	3,451	10,356	—
Payable for investments purchased	—	24,984	719,171	66,000	—
Due to broker	—	—	80,189	53,194	—
Total liabilities	434,870	545,241	1,296,604	1,100,743	588,496
NET ASSETS	$37,113,465	$14,103,441	$24,947,187	$68,404,039	$13,231,866
Net Assets Consists of:
Paid-in capital	$34,057,682	$14,410,261	$22,224,160	$66,200,395	$13,471,589
Total distributable earnings/(accumulated losses)	3,055,783	(306,820)	2,723,027	2,203,644	(239,723)
Total net assets	$37,113,465	$14,103,441	$24,947,187	$68,404,039	$13,231,866
Net assets	$37,113,465	$14,103,441	$24,947,187	$68,404,039	$13,231,866
Shares issued and outstanding(a)	1,240,000	610,000	870,000	2,360,000	460,000
Net asset value per share	$29.93	$23.12	$28.67	$28.98	$28.76
Cost:
Investments in unaffiliated securities, at cost	$33,066,618	$14,458,165	$22,343,746	$64,326,603	$14,202,095
Investments in affiliated securities, at cost	—	—	—	1,021,189	—
Proceeds:
Written options premium received	$353,703	$212,119	$817,847	$940,182	$794,014

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

KURV ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited) (Continued)

	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
ASSETS:
Investments, at value	$5,136,406	$13,765,131	$7,109,500	$10,137,920	$22,434,141
Dividends receivable	426	568	386	363	915
Deposit at broker for option contracts	8	—	21	10	3,004
Total assets	5,136,840	13,765,699	7,109,907	10,138,293	22,438,060
LIABILITIES:
Written option contracts, at value	23,524	92,119	282,569	570,439	551,240
Payable to adviser	4,067	9,953	5,390	8,003	17,749
Payable to custodian	—	124,478	—	—	—
Total liabilities	27,591	226,550	287,959	578,442	568,989
NET ASSETS	$5,109,249	$13,539,149	$6,821,948	$9,559,851	$21,869,071
Net Assets Consists of:
Paid-in capital	$4,830,803	$9,521,285	$6,758,775	$9,849,798	$20,962,598
Total distributable earnings/(accumulated losses)	278,446	4,017,864	63,173	(289,947)	906,473
Total net assets	$5,109,249	$13,539,149	$6,821,948	$9,559,851	$21,869,071
Net assets	$5,109,249	$13,539,149	$6,821,948	$9,559,851	$21,869,071
Shares issued and outstanding(a)	200,000	340,000	270,000	300,000	920,000
Net asset value per share	$25.55	$39.82	$25.27	$31.87	$23.77
Cost:
Investments, at cost	$4,467,155	$11,513,050	$7,463,116	$10,317,782	$22,703,400
Proceeds:
Written options premium received	$197,200	$716,488	$364,289	$594,814	$2,160,616

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

26

KURV ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	Kurv Gold Enhanced Income ETF(a)	Kurv High Income ETF(b)	Kurv Silver Enhanced Income ETF(c)	Kurv Technology Titans Select ETF	Kurv Yield Premium Strategy Amazon (AMZN) ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$3,102	$2,057	$1,032	$52,331	$5,333
Dividend income from affiliated securities	—	—	—	75,017	—
Interest income	170,921	1,800	68,354	175,936	243,804
Total investment income	174,023	3,857	69,386	303,284	249,137
EXPENSES:
Investment advisory fee	58,842	7,037	21,928	159,261	74,445
Broker interest expense	21,462	—	5,474	37,125	5,598
Total expenses	80,304	7,037	27,402	196,386	80,043
Fees waived by Adviser	—	(979)	—	(13,160)	(10,357)
Net expenses	80,304	6,058	27,402	183,226	69,686
Net investment income/(loss)	93,719	(2,201)	41,984	120,058	179,451
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(222,897)	(83,999)	(322,526)	297,264	339,409
Investments in affiliated securities	—	—	—	3,192	—
Written option contracts expired or closed	46,746	104,980	(216,187)	839,213	1,688,332
Net realized gain (loss)	(176,151)	20,981	(538,713)	1,139,669	2,027,741
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,835,113	184,393	3,479,492	3,917,105	(426,470)
Investments in affiliated securities	—	—	—	135,661	—
Written option contracts	(52,398)	(302,093)	340,264	51,426	149,721
Net change in unrealized appreciation (depreciation)	3,782,715	(117,700)	3,819,756	4,104,192	(276,749)
Net realized and unrealized gain (loss)	3,606,564	(96,719)	3,281,043	5,243,861	1,750,992
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,700,283	$(98,920)	$3,323,027	$5,363,919	$1,930,443

(a)	Inception date of the Fund was July 7, 2025.
(b)	Inception date of the Fund was October 30, 2025.
(c)	Inception date of the Fund was September 29, 2025.
The accompanying notes are an integral part of these financial statements.

27

KURV ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited) (Continued)

	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
INVESTMENT INCOME:
Dividend income	$1,668	$3,950	$2,559	$2,796	$15,836
Interest income	80,649	172,607	112,959	225,947	414,822
Total investment income	82,317	176,557	115,518	228,743	430,658
EXPENSES:
Investment advisory fee (See Note 3)	25,865	55,490	34,096	67,546	128,149
Broker interest expense	—	—	4,516	149	46,913
Total expenses	25,865	55,490	38,612	67,695	175,062
Fees waived by Adviser	(3,599)	(7,720)	(4,744)	(9,398)	(17,829)
Net expenses	22,266	47,770	33,868	58,297	157,233
Net investment income	60,051	128,787	81,650	170,446	273,425
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	88,524	3,133,904	511,938	(366,342)	1,319,484
Written option contracts expired or closed	(62,652)	(681,470)	460,308	1,095,435	3,159,838
Net realized gain (loss)	25,872	2,452,434	972,246	729,093	4,479,322
Net change in unrealized appreciation (depreciation) on:
Investments	868,592	2,452,321	(591,043)	(1,720,532)	(1,043,367)
Written option contracts	204,073	263,033	4,014	(672,919)	1,075,244
Net change in unrealized appreciation (depreciation)	1,072,665	2,715,354	(587,029)	(2,393,451)	31,877
Net realized and unrealized gain (loss)	1,098,537	5,167,788	385,217	(1,664,358)	4,511,199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,158,588	$5,296,575	$466,867	$(1,493,912)	$4,784,624

The accompanying notes are an integral part of these financial statements.

28

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Kurv Gold Enhanced Income ETF	Kurv High Income ETF	Kurv Silver Enhanced Income ETF
	Period Ended November 30, 2025(a) (Unaudited)	Period Ended November 30, 2025(b) (Unaudited)	Period Ended November 30, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$93,719	$(2,201)	$41,984
Net realized gain (loss)	(176,151)	20,981	(538,713)
Net change in unrealized appreciation (depreciation)	3,782,715	(117,700)	3,819,756
Net increase (decrease) in net assets from operations	3,700,283	(98,920)	3,323,027
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(644,500)	(207,900)	(600,000)
Total distributions to shareholders	(644,500)	(207,900)	(600,000)
CAPITAL TRANSACTIONS:
Shares sold	34,057,682	14,410,261	22,224,160
Net increase (decrease) in net assets from capital transactions	34,057,682	14,410,261	22,224,160
Net increase (decrease) in net assets	37,113,465	14,103,441	24,947,187
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$37,113,465	$14,103,441	$24,947,187
SHARES TRANSACTIONS
Shares sold	1,240,000	610,000	870,000
Total increase (decrease) in shares outstanding	1,240,000	610,000	870,000

(a)	Inception date of the Fund was July 7, 2025.
(b)	Inception date of the Fund was October 30, 2025.
(c)	Inception date of the Fund was September 29, 2025.
The accompanying notes are an integral part of these financial statements.

29

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Technology Titans Select ETF		Kurv Yield Premium Strategy Amazon (AMZN) ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$120,058	$112,294	$179,451	$118,675
Net realized gain (loss)	1,139,669	(566,945)	2,027,741	(1,004,969)
Net change in unrealized appreciation (depreciation)	4,104,192	(206,499)	(276,749)	157,028
Net increase (decrease) in net assets from operations	5,363,919	(661,150)	1,930,443	(729,266)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,628,200)	(129,954)	(1,252,000)	(269,432)
From return of capital	—	(615,547)	—	(1,108,958)
Total distributions to shareholders	(2,628,200)	(745,501)	(1,252,000)	(1,378,390)
CAPITAL TRANSACTIONS:
Shares sold	46,049,108	18,205,043	3,472,559	13,580,082
Shares redeemed	(1,137,803)	—	(3,580,543)	—
Net increase (decrease) in net assets from capital transactions	44,911,305	18,205,043	(107,984)	13,580,082
Net increase (decrease) in net assets	47,647,024	16,798,392	570,459	11,472,426
NET ASSETS:
Beginning of the period	20,757,015	3,958,623	12,661,407	1,188,981
End of the period	$ 68,404,039	$20,757,015	$13,231,866	$12,661,407
SHARES TRANSACTIONS
Shares sold	1,570,000	680,000	120,000	420,000
Shares redeemed	(40,000)	—	(120,000)	—
Total increase (decrease) in shares outstanding	1,530,000	680,000	—	420,000

(a)	Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through May 31, 2025.
The accompanying notes are an integral part of these financial statements.

30

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Yield Premium Strategy Apple (AAPL) ETF		Kurv Yield Premium Strategy Google (GOOGL) ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$60,051	$69,735	$128,787	$111,087
Net realized gain (loss)	25,872	(136,271)	2,452,434	(728,308)
Net change in unrealized appreciation (depreciation)	1,072,665	(305,046)	2,715,354	72,980
Net increase (decrease) in net assets from operations	1,158,588	(371,582)	5,296,575	(544,241)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(295,000)	(261,979)	(711,500)	(149,798)
From return of capital	—	(190,019)	—	(627,634)
Total distributions to shareholders	(295,000)	(451,998)	(711,500)	(777,432)
CAPITAL TRANSACTIONS:
Shares sold	1,352,294	5,464,217	2,581,069	7,601,894
Shares redeemed	(915,394)	(1,594,276)	(1,442,993)	—
Net increase (decrease) in net assets from capital transactions	436,900	3,869,941	1,138,076	7,601,894
Net increase (decrease) in net assets	1,300,488	3,046,361	5,723,151	6,280,221
NET ASSETS:
Beginning of the period	3,808,761	762,400	7,815,998	1,535,777
End of the period	$ 5,109,249	$3,808,761	$13,539,149	$7,815,998
SHARES TRANSACTIONS
Shares sold	60,000	220,000	80,000	260,000
Shares redeemed	(40,000)	(70,000)	(50,000)	—
Total increase (decrease) in shares outstanding	20,000	150,000	30,000	260,000

The accompanying notes are an integral part of these financial statements.

31

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Yield Premium Strategy Microsoft (MSFT) ETF		Kurv Yield Premium Strategy Netflix (NFLX) ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$81,650	$72,142	$170,446	$103,637
Net realized gain (loss)	972,246	(136,827)	729,093	521,984
Net change in unrealized appreciation (depreciation)	(587,029)	307,882	(2,393,451)	2,174,330
Net increase (decrease) in net assets from operations	466,867	243,197	(1,493,912)	2,799,951
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(582,000)	(111,186)	(1,034,000)	(706,754)
From return of capital	—	(301,560)	—	(574,920)
Total distributions to shareholders	(582,000)	(412,746)	(1,034,000)	(1,281,674)
CAPITAL TRANSACTIONS:
Shares sold	1,886,632	5,071,764	2,364,325	14,055,446
Shares redeemed	(266,693)	(687,213)	(2,599,195)	(4,190,214)
Net increase (decrease) in net assets from capital transactions	1,619,939	4,384,551	(234,870)	9,865,232
Net increase (decrease) in net assets	1,504,806	4,215,002	(2,762,782)	11,383,509
NET ASSETS:
Beginning of the period	5,317,142	1,102,140	12,322,633	939,124
End of the period	$ 6,821,948	$5,317,142	$9,559,851	$12,322,633
SHARES TRANSACTIONS
Shares sold	70,000	200,000	60,000	400,000
Shares redeemed	(10,000)	(30,000)	(70,000)	(120,000)
Total increase (decrease) in shares outstanding	60,000	170,000	(10,000)	280,000

The accompanying notes are an integral part of these financial statements.

32

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Yield Premium Strategy Tesla (TSLA) ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$273,425	$146,503
Net realized gain (loss)	4,479,322	(1,133,347)
Net change in unrealized appreciation (depreciation)	31,877	1,326,097
Net increase (decrease) in net assets from operations	4,784,624	339,253
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,933,000)	(1,026,404)
From return of capital	—	(3,153,283)
Total distributions to shareholders	(2,933,000)	(4,179,687)
CAPITAL TRANSACTIONS:
Shares sold	3,168,629	26,376,156
Shares redeemed	(5,409,411)	(3,248,654)
Net increase (decrease) in net assets from capital transactions	(2,240,782)	23,127,502
Net increase (decrease) in net assets	(389,158)	19,287,068
NET ASSETS:
Beginning of the period	22,258,229	2,971,161
End of the period	$ 21,869,071	$22,258,229
SHARES TRANSACTIONS
Shares sold	150,000	1,000,000
Shares redeemed	(240,000)	(140,000)
Total increase (decrease) in shares outstanding	(90,000)	860,000

The accompanying notes are an integral part of these financial statements.

33

Kurv Gold Enhanced Income ETF
Financial Highlights
For a share outstanding throughout the year/period presented

Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments	5.85
Total from investment operations	6.03
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)
Total distributions	(1.10)
Net asset value, end of period	$29.93
TOTAL RETURN(c)	24.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,113
Ratio of expenses to average net assets(d)	1.35%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%
Ratio of net investment income (loss) to average net assets(d)	1.58%
Portfolio turnover rate(c)(e)	0%

(a)	Inception date of the Fund was July 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

Kurv High Income ETF
Financial Highlights
For a share outstanding throughout the year/period presented

Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.37)
Total from investment operations	(1.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)
Total distributions	(0.50)
Net asset value, end of period	$23.12
TOTAL RETURN(c)	−5.50%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$14,103
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.15%
After expense reimbursement/recoupment(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	(0.36)%
Portfolio turnover rate(c)(f)	0%

(a)	Inception date of the Fund was October 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

Kurv Silver Enhanced Income ETF
Financial Highlights
For a share outstanding throughout the year/period presented

Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments	4.59
Total from investment operations	4.67
LESS DISTRIBUTIONS FROM:
Net investment income	(1.00)
Total distributions	(1.00)
Net asset value, end of period	$28.67
TOTAL RETURN(c)	19.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,947
Ratio of expenses to average net assets(d)	1.24%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%
Ratio of net investment income (loss) to average net assets(d)	1.90%
Portfolio turnover rate(c)(e)	0%

(a)	Inception date of the Fund was September 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

Kurv Technology Titans Select ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2024(b)
PER SHARE DATA:
Net asset value, beginning of period	$25.01	$26.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(c)(d)	0.11	0.18	0.09
Net realized and unrealized gain (loss) on investments	5.87	(0.46)	1.83
Total from investment operations	5.98	(0.28)	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	(2.01)	(0.19)	(0.53)
Return of capital	—	(0.91)	—
Total distributions	(2.01)	(1.10)	(0.53)
Net asset value, end of period	$28.98	$25.01	$26.39
TOTAL RETURN(e)	24.28%	−0.99%	7.75%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$68,404	$20,757	$3,959
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	1.22%	2.90%	6.47%
After expense reimbursement/recoupment(g)	1.14%	1.35%	1.35%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(g)	0.92%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(g)	0.75%	1.45%	1.05%
Portfolio turnover rate(e)(h)	18%	26%	42%

(a)	Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through May 31, 2025.
(b)	Inception date of the Fund was July 22, 2024.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.
(f)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.52	$29.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.40	0.59	0.71
Net realized and unrealized gain (loss) on investments(c)	3.69	3.26	6.39
Total from investment operations	4.09	3.85	7.10
LESS DISTRIBUTIONS FROM:
Net investment income	(2.85)	(3.00)	(2.38)
Return of capital	—	(3.05)	—
Total distributions	(2.85)	(6.05)	(2.38)
Net asset value, end of period	$28.76	$27.52	$29.72
TOTAL RETURN(d)	15.21%	13.16%	29.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,232	$12,661	$1,189
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.24%	2.51%	1.15%
After expense reimbursement/recoupment(e)	1.08%	2.35%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.77%	2.05%	4.15%
Portfolio turnover rate(d)(f)	0%	0%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

Kurv Yield Premium Strategy Apple (AAPL) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.16	$25.41	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.72	0.66
Net realized and unrealized gain (loss) on investments	5.58	(0.09)	1.50
Total from investment operations	5.89	0.63	2.16
LESS DISTRIBUTIONS FROM:
Net investment income	(1.50)	(3.67)	(0.69)
Return of capital	—	(1.21)	(1.06)
Total distributions	(1.50)	(4.88)	(1.75)
Net asset value, end of period	$25.55	$21.16	$25.41
TOTAL RETURN(c)	28.94%	0.27%	8.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,109	$3,809	$762
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.15%	1.76%	1.15%
After expense reimbursement/recoupment(d)	0.99%	1.60%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.67%	2.93%	4.39%
Portfolio turnover rate(c)(e)	0%	0%	0%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

Kurv Yield Premium Strategy Google (GOOGL) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.21	$30.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.41	0.68	0.69
Net realized and unrealized gain (loss) on investments	16.45	(1.58)	7.04
Total from investment operations	16.86	(0.90)	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(2.25)	(1.49)	(2.01)
Return of capital	—	(3.12)	—
Total distributions	(2.25)	(4.61)	(2.01)
Net asset value, end of period	$39.82	$25.21	$30.72
TOTAL RETURN(c)	70.04%	−3.28%	31.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,539	$7,816	$1,536
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.15%	2.25%	1.15%
After expense reimbursement/recoupment(d)	0.99%	2.09%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.67%	2.52%	4.22%
Portfolio turnover rate(c)(e)	0%	0%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.32	$27.55	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.62	0.68
Net realized and unrealized gain (loss) on investments	2.03	0.77	3.69
Total from investment operations	2.40	1.39	4.37
LESS DISTRIBUTIONS FROM:
Net investment income	(2.45)	(1.44)	(1.82)
Return of capital	—	(2.18)	—
Total distributions	(2.45)	(3.62)	(1.82)
Net asset value, end of period	$25.27	$25.32	$27.55
TOTAL RETURN(c)	9.39%	5.83%	17.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,822	$5,317	$1,102
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.30%	2.18%	1.15%
After expense reimbursement/recoupment(d)	1.14%	2.02%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.75%	2.50%	4.24%
Portfolio turnover rate(c)(e)	0%	0%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$39.75	$31.30	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.71	0.74
Net realized and unrealized gain (loss) on investments	(5.12)	15.87	8.57
Total from investment operations	(4.58)	16.58	9.31
LESS DISTRIBUTIONS FROM:
Net investment income	(3.30)	(6.05)	(3.01)
Return of capital	—	(2.08)	—
Total distributions	(3.30)	(8.13)	(3.01)
Net asset value, end of period	$31.87	$39.75	$31.30
TOTAL RETURN(c)	−12.14%	60.49%	38.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,560	$12,323	$939
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.15%	2.29%	1.15%
After expense reimbursement/recoupment(d)	0.99%	2.13%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.90%	2.02%	4.18%
Portfolio turnover rate(c)(e)	0%	0%	0%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.04	$19.81	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.31	0.68
Net realized and unrealized gain (loss) on investments	4.31	10.37	(2.38)
Total from investment operations	4.58	10.68	(1.70)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.85)	(4.38)	(1.28)
Return of capital	—	(4.07)	(2.21)
Total distributions	(2.85)	(8.45)	(3.49)
Net asset value, end of period	$23.77	$22.04	$19.81
TOTAL RETURN(c)	22.98%	56.53%	−7.71%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,869	$22,258	$2,971
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.57%	3.18%	1.15%
After expense reimbursement/recoupment(d)	1.41%	3.02%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.45%	1.40%	5.35%
Portfolio turnover rate(c)(e)	0%	96%	0%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	If the fund had not been reimbursed for $17,249.78 for the amount of the trade error, the total return would be (8.25%), for a total return reduction of (0.54%).
The accompanying notes are an integral part of these financial statements.

43

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025
NOTE 1 – ORGANIZATION
The Kurv ETF Trust, formerly known as the Esoterica Themetic Trust, (the “Trust”), was organized as a Delaware statutory trust on July 2, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of November 30, 2025, the Trust consists of ten operational exchange-traded funds (“ETFs”), Kurv Gold Enhanced Income ETF (“KGLD”), Kurv High Income ETF (“KYLD”), Kurv Silver Enhanced Income ETF (“KSLV”), Kurv Technology Titans Select ETF (“KQQQ”), Kurv Yield Premium Strategy Amazon (AMZN) ETF (“AMZP”), Kurv Yield Premium Strategy Apple (AAPL) ETF (“AAPY”), Kurv Yield Premium Strategy Google (GOOGL) ETF (“GOOP”), Kurv Yield Premium Strategy Microsoft (MSFT) ETF (“MSFY”), Kurv Yield Premium Strategy Netflix (NFLX) ETF (“NFLP”), and Kurv Yield Premium Strategy Tesla (TSLA) ETF (“TSLP”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a non-diversified series of the Trust. The investment objective of each Fund, except KGLD, KYLD, KSLV, and KQQQ, is to seek to provide current income. The investment objective of KYLD is to provide high income. The investment objective of KGLD and KSLV is to seek to maximize total return. The investment objection of KQQQ is to seek maximum total return, consistent with prudent management.
Kurv Investment Management LLC (the “Adviser”) is the investment adviser to each Fund.
Prior to November 18, 2024, AMZN, AAPY, GOOP, MSFY, NFLP, and TSLP were each a series of NEOS ETF Trust (the “Predecessor Funds”). The Predecessor Funds were reorganized from NEOS ETF Trust, a Delaware statutory trust, to a corresponding series of the Trust. This qualified as a tax-free reorganization under the Internal Revenue Code. As a series of the Trust, the Funds are a continuation of the identically-named Predecessor Fund managed by the Adviser. Prior to the reorganization, NEOS Investment Management LLC served as sub-adviser to each of the Predecessor Funds. The Funds and the Predecessor Funds have the same investment objective and principal investment strategies but different portfolio managers. On the date of the reorganization, shareholders who owned shares of the Predecessor Funds received shares and net assets of the corresponding Fund as follows.

	Net Assets	Shares Received
AMZP	$3,101,995	100,000
AAPY	1,617,923	60,000
GOOP	3,215,639	110,000
MSFY	2,289,532	90,000
NFLP	2,799,612	80,000
TSLP	7,317,199	270,000

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by the Adviser and are not subject to recoupment.
During the March 26, 2025 meeting of the Board of Trustees, the Board approved a change in fiscal and tax year end for KQQQ from November 30th to May 31st. In addition, the Board of Trustees approved a change to a unitary fee structure for KQQQ effective March 30, 2025.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

44

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the last sale price on the exchange on which they principally trade. If there is no exchange price for the valuation day available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated to each Fund the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2025, there were no securities internally fair valued and/or valued using a Level 3 valuation.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1  –
Quoted prices in active markets for identical assets that the Funds have the ability to access.

45

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Level 2  –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:
KGLD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$9,566,116	$—	$9,566,116
Money Market Funds	108,086	—	—	108,086
U.S. Treasury Bills	—	27,227,529	—	27,227,529
Total Investments	$108,086	$36,793,645	$—	$36,901,731
Liabilities:
Investments:
Written Options	$—	$(406,101)	$—	$(406,101)
Total Investments	$—	$(406,101)	$—	$(406,101)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
KYLD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks.	$11,373,988	$—	$—	$11,373,988
Exchange Traded	1,769,271	—	—	1,769,271
Purchased Options	—	159,622	—	159,622
Money Market Funds.	162,362	—	—	162,362
U.S. Treasury Bills	—	1,177,315	—	1,177,315
Total Investments	$13,305,621	$1,336,937	$—	$14,642,558
Liabilities:
Investments:
Written Options	$—	$(514,212)	$—	$(514,212)
Total Investments	$—	$(514,212)	$—	$(514,212)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

46

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
KSLV

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$7,659,547	$—	$7,659,547
Money Market Funds	924,864	—	—	924,864
U.S. Treasury Bills	—	17,238,827	—	17,238,827
Total Investments	$924,864	$24,898,374	$—	$25,823,238
Liabilities:
Investments:
Written Options	$—	$(477,583)	$—	$(477,583)
Total Investments	$—	$(477,583)	$—	$(477,583)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
KQQQ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks.	$48,072,239	$—	$—	$48,072,239
Exchange Traded.	1,014,089	—	—	1,014,089
Purchased Options	—	1,506,464	—	1,506,464
Money Market Funds	674,423	—	—	674,423
U.S. Treasury Bills	—	18,229,792	—	18,229,792
Total Investments	$49,760,751	$19,736,256	$—	$69,497,007
Liabilities:
Investments:
Written Options	$—	$(925,017)	$—	$(925,017)
Total Investments	$—	$(925,017)	$—	$(925,017)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

47

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
AMZP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$739,135	$—	$739,135
Money Market Funds.	686,892	—	—	686,892
U.S. Treasury Bills	—	12,393,769	—	12,393,769
Total Investments	$686,892	$13,132,904	$—	$13,819,796
Liabilities:
Investments:
Written Options	$—	$(577,943)	$—	$(577,943)
Total Investments	$—	$(577,943)	$—	$(577,943)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
AAPY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$907,482	$—	$907,482
Money Market Funds	125,162	—	—	125,162
U.S. Treasury Bills.	—	4,103,762	—	4,103,762
Total Investments	$125,162	$5,011,244	$—	$5,136,406
Liabilities:
Investments:
Written Options	$—	$(23,524)	$—	$(23,524)
Total Investments	$—	$(23,524)	$—	$(23,524)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

48

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
GOOP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,150,846	$—	$3,150,846
U.S. Treasury Bills	—	10,614,285	—	10,614,285
Total Investments	$—	$13,765,131	$—	$13,765,131
Liabilities:
Investments:
Written Options	$—	$(92,119)	$—	$(92,119)
Total Investments	$—	$(92,119)	$—	$(92,119)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
MSFY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$53,095	$—	$53,095
Money Market Funds	66,630	—	—	66,630
U.S. Treasury Bills	—	6,989,775	—	6,989,775
Total Investments	$66,630	$7,042,870	$—	$7,109,500
Liabilities:
Investments:
Written Options	$—	$(282,569)	$—	$(282,569)
Total Investments	$—	$(282,569)	$—	$(282,569)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

49

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
NFLP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$351,377	$—	$351,377
Money Market Funds	75,417	—	—	75,417
U.S. Treasury Bills.	—	9,711,126	—	9,711,126
Total Investments	$75,417	$10,062,503	$—	$10,137,920
Liabilities:
Investments:
Written Options	$—	$(570,439)	$—	$(570,439)
Total Investments	$—	$(570,439)	$—	$(570,439)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
TSLP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,335,264	$—	$2,335,264
Money Market Funds	611,705	—	—	611,705
U.S. Treasury Bills	—	19,487,172	—	19,487,172
Total Investments	$611,705	$21,822,436	$—	$22,434,141
Liabilities:
Investments:
Written Options	$—	$(551,240)	$—	$(551,240)
Total Investments	$—	$(551,240)	$—	$(551,240)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A) for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is

50

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract.

Refer to Note 2 (A) for a pricing description. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.
D.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2025.

G.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and

51

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.
For the period ended November 30, 2025, the Funds’ average derivative volume is described below:

Market Value
KGLD
Purchased Option Contracts	$4,490,170
Written Option Contracts	$(173,320)
KYLD
Purchased Option Contracts	$81,856
Written Option Contracts	$(269,915)
KSLV
Purchased Option Contracts	$3,626,593
Written Option Contracts	$(400,819)
KQQQ
Purchased Option Contracts .	$1,049,817
Written Option Contracts	$(420,907)
AMZP
Purchased Option Contracts	$955,649
Written Option Contracts	$(512,829)
AAPY
Purchased Option Contracts	$551,504
Written Option Contracts	$(83,720)
GOOP
Purchased Option Contracts	$1,366,386
Written Option Contracts	$(348,156)
MSFY
Purchased Option Contracts	$291,654
Written Option Contracts	$(186,990)
NFLP
Purchased Option Contracts	$690,659
Written Option Contracts	$(552,652)
TSLP
Purchased Option Contracts	$2,483,109
Written Option Contracts	$(1,534,082)

52

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2025:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
KGLD
Purchased Option Contracts:
Equity	Investments, at value	$9,566,116	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	406,101
Total Derivatives not accounted for as hedging instruments		$9,566,116	$406,101
KYLD
Purchased Option Contracts:
Equity	Investments, at value	$159,622	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	514,212
Total Derivatives not accounted for as hedging instruments		$159,622	$514,212
KSLV
Purchased Option Contracts:
Equity	Investments, at value	$7,659,547	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	477,583
Total Derivatives not accounted for as hedging instruments		$ 7,659,547	$477,583
KQQQ
Purchased Option Contracts:
Equity	Investments, at value	$1,506,464	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	925,017
Total Derivatives not accounted for as hedging instruments		$1,506,464	$925,017
AMZP
Purchased Option Contracts:
Equity	Investments, at value	$739,135	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	577,943
Total Derivatives not accounted for as hedging instruments		$739,135	$577,943

53

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
AAPY
Purchased Option Contracts:
Equity	Investments, at value	$907,482	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	23,524
Total Derivatives not accounted for as hedging instruments		$907,482	$23,524
GOOP
Purchased Option Contracts:
Equity	Investments, at value	$3,150,846	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	92,119
Total Derivatives not accounted for as hedging instruments		$3,150,846	$92,119
MSFY
Purchased Option Contracts:
Equity	Investments, at value	$53,095	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	282,569
Total Derivatives not accounted for as hedging instruments		$53,095	$282,569
NFLP
Purchased Option Contracts:
Equity	Investments, at value	$351,377	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	570,439
Total Derivatives not accounted for as hedging instruments		$351,377	$570,439
TSLP
Purchased Option Contracts:
Equity	Investments, at value	$2,335,264	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	551,240
Total Derivatives not accounted for as hedging instruments		$2,335,264	$551,240

54

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2025:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
KGLD
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(222,897)	$46,746	$(176,151)
Total	$(222,897)	$46,746	$(176,151)
KYLD
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(83,946)	$104,980	$21,034
Total	$(83,946)	$104,980	$21,034
KSLV
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(322,526)	$(216,187)	$(538,713)
Total	$(322,526)	$(216,187)	$(538,713)
KQQQ
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts.	$324,208	$839,213	$1,163,421
Total	$324,208	$839,213	$1,163,421
AMZP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$340,363	$1,688,332	$2,028,695
Total	$340,363	$1,688,332	$2,028,695
AAPY
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$88,708	$(62,652)	$26,056
Total	$88,708	$(62,652)	$26,056
GOOP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts.	$3,134,820	$(681,470)	$2,453,350
Total.	$3,134,820	$(681,470)	$2,453,350
MSFY
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$511,993	$460,308	$972,301
Total.	$511,993	$460,308	$972,301

55

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
NFLP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(364,197)	$1,095,435	$731,238
Total	$(364,197)	$1,095,435	$731,238
TSLP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$1,320,434	$3,159,838	$4,480,272
Total	$1,320,434	$3,159,838	$4,480,272

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option Contracts**	Written Option Contracts	Total
KGLD
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$3,838,986	$(52,398)	$3,786,588
Total.	$3,838,986	$(52,398)	$3,786,588
KYLD
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(4,263)	$(302,093)	$(306,356)
Total	$(4,263)	$(302,093)	$(306,356)
KSLV
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$3,481,233	$340,264	$3,821,497
Total	$3,481,233	$340,264	$3,821,497
KQQQ
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts.	$(218,824)	$51,426	$(167,398)
Total	$(218,824)	$51,426	$(167,398)
AMZP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(433,835)	$149,721	$(284,114)
Total	$(433,835)	$149,721	$(284,114)
AAPY
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$866,962	$204,073	$1,071,035
Total	$866,962	$204,073	$1,071,035

56

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option Contracts**	Written Option Contracts	Total
GOOP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$2,448,861	$263,033	$2,711,894
Total	$2,448,861	$263,033	$2,711,894
MSFY
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts.	$(593,735)	$4,014	$(589,721)
Total	$(593,735)	$4,014	$(589,721)
NFLP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts.	$(1,727,137)	$(672,919)	$(2,400,056)
Total	$(1,727,137)	$(672,919)	$(2,400,056)
TSLP
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,057,026)	$1,075,244	$18,218
Total	$(1,057,026)	$1,075,244	$18,218

*	The amounts disclosed are included in the realized gain (loss) on investments in securities.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions.

For the period ended May 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
KQQQ	$79	$(79)
AMZP	—	—
AAPY	(1,166)	1,166
GOOP	—	—
MSFY	—	—
NFLP	—	—
TSLP	—	—

J.
Segment Reporting. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07"). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may

57

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s President, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Security Transactions and Investment Income. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex- dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on an accrual basis.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management. The Adviser acts as each Fund’s investment adviser pursuant to investment advisory agreements with the Trust (the “Investment Advisory Agreements”).
Under the terms of each Investment Advisory Agreement, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreements with respect to KQQQ, KGLD and KSLV, each Fund pays the Adviser a monthly unitary advisory fee at an annual rate of 0.99%.
Pursuant to the Investment Advisory Agreement with respect to KYLD and the Yield Premium Funds, each Fund pays the Adviser a monthly unitary advisory fee at an annual rate of 1.15%.
Under each Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Adviser has contractually agreed to waive its fees and reimburse expenses of certain Funds so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed the percentage of average daily net assets as detailed below (“Operating Expenses Limitation Agreement”):

	Expense Limitation	Expiration
KYLD	0.99%	October 31, 2026
KQQQ	0.92%	September 30, 2026
AMZP	0.99%	September 30, 2026
AAPY	0.99%	September 30, 2026
GOOP	0.99%	September 30, 2026
MSFY	0.99%	September30, 2026
NFLP	0.99%	September 30, 2026
TSLP	0.99%	September 30, 2026

58

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the expense limit in effect at the time of the waiver or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s Adviser.
For the period ended November 30, 2025, the table below represents the amount each Fund incurred in advisory fees:

Advisory Fees
KGLD	$58,842
KYLD	7,037
KSLV	21,928
KQQQ	159,261
AMZP	74,445
AAPY	25,865
GOOP	55,490
MSFY	34,096
NFLP	67,546
TSLP	128,149

Each Fund subject to an Operating Expense Limitation Agreement has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the terms of the Agreement. Such repayment would increase a Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of such Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. The repayment cannot cause a Fund’s expense ratio to exceed the lesser of the expense limits in place at the time of the waiver or the expense limits in place at the time of recoupment. For the period ended November 30, 2025, the Funds did not repay any expenses to the Adviser.
As of November 30, 2025, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires May 31, 2027*	Expires May 31, 2028*	Expires May 31, 2029*
KYLD	$—	$—	$979
KQQQ	—	6,281	13,160
AMZP	714	9,267	10,357
AAPY	524	3,811	3,599
GOOP	600	7,045	7,720
MSFY	639	4,612	4,744
NFLP	589	8,200	9,398
TSLP	1,238	16,767	17,829

*	Represents total eligible recoupment available.
As of November 30, 2025, the amounts eligible for repayment and the associated period of expiration for KQQQ prior to conversion to a unitary fee structure are as follows.

	Expires November 30, 2027	Expires May 31, 2028*
KQQQ	$38,886	$130,720

*	Represents total eligible recoupment available.

59

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Administrator, Custodian, Transfer Agent and Accounting Agent. U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
Distribution. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 8. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PINE Advisors (“PINE”) provides treasury and compliance services to the Fund pursuant to a service agreement.
For the period ended November 30, 2025, the Yield Premium Funds did not incur fees from the service providers described above as the Adviser bore all such costs.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2025, were as follows:

	Purchases	Sales
KGLD	$—	$—
KYLD	448,108	—
KSLV	—	—
KQQQ	4,520,249	5,480,415
AMZP	—	—
AAPY	—	—
GOOP	—	—
MSFY	—	—
NFLP	—	—
TSLP	—	—

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
KGLD	$—	$—
KYLD	12,506,172	—
KSLV	—	—
KQQQ	32,148,396	1,922,911
AMZP	—	14,493
AAPY	—	473,565
GOOP	—	5,804,448
MSFP	—	17,602
NFLP	—	452,278
TSLP	—	9,744,978

60

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Net realized gain/(loss) on in-kind transactions, during the period ended November 30, 2025, were as follows:

Net Realized Gain/(Loss) In-Kind
KGLD	$—
KYLD	—
KSLV	—
KQQQ	530,406
AMZP	410,863
AAPY	399,529
GOOP	2,755,559
MSFY	189,196
NFLP	500,881
TSLP	4,185,788

NOTE 5 – TRANSACTIONS WITH AFFILIATES
KQQQ transactions with affiliates represent holdings for which the Fund and the underlying Kurv ETFs have the same investment adviser.
The Fund had the following transactions with such affiliated Kurv ETFs during the period ended November 30, 2025:

	GOOP	TSLP	Total
Value, Beginning of Period	$339,291	$388,858	$728,149
Purchases	274,563	565,036	839,599
Proceeds from Sales	(354,477)	(338,035)	(692,512)
Net Realized Gains (Losses)	(7,554)	10,746	3,192
Net change in unrealized appreciation (depreciation)	119,540	16,121	135,661
Value, End of Period	$371,363	$642,726	$1,014,089
Dividend Income	$18,055	$56,962	$75,017
Shares, Beginning Period	13,446	17,596	31,042
Number of Shares Purchased	7,959	23,778	31,737
Number of Shares Sold	(12,100)	(14,414)	(26,514)
Shares, End of Period	9,305	26,960	36,265

NOTE 6 – TAX MATTERS
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

61

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
The tax character of the distributions paid for each Fund during the period ended November 30, 2025 and May 31, 2025 are as follows:

	Period Ended November 30, 2025	Year Ended May 31, 2025
	Ordinary Income*	Ordinary Income	Return of Capital
KGLD	$644,500	$—	$—
KYLD	207,900	—	—
KSLV	600,000	—	—
KQQQ	2,628,200	129,954	615,547
AMZP	1,252,000	269,432	1,108,958
AAPY	295,000	261,979	190,019
GOOP	711,500	149,798	627,634
MSFY	582,000	111,186	301,560
NFLP	1,034,000	706,754	574,920
TSLP	2,933,000	1,026,404	3,153,283

*	The tax character is an estimate. The final tax character value to be determined at the end of the fiscal year.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At May 31, 2025, the following funds did not have any late year losses and deferred, on a tax basis, post October losses of:

Short-Term
KQQQ	$—
AMZP	1,028,687
AAPY	355,404
GOOP	667,824
MSFY	133,119
NFLP	—
TSLP	2,252,713

Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
KQQQ	$263,435	$9,055	$272,490
AMZP	—	—	—
AAPY	—	—	—
GOOP	60,484	—	60,484
MSFY	3,708	—	3,708
NFLP	—	—	—
TSLP	—	—	—

62

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
As of May 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	KQQQ	AMZP	AAPY	GOOP
Federal income tax cost of investments	$20,118,651	$11,545,905	$3,989,249	$7,643,838
Aggregate gross unrealized appreciation	984,955	125,912	35,211	395,209
Aggregate gross unrealized (depreciation)	(1,025,493)	(15,391)	(264,949)	(234,113)
Net unrealized appreciation (depreciation)	(40,538)	110,521	(229,738)	161,096
Undistributed Ordinary Income	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—
Distributable Earnings	—		—	—
Accumulated capital and other gain/(loss)	(491,537)	(1,028,687)	(355,404)	(728,307)
Total distributable earnings (accumulated loss)	$(532,075)	$(918,166)	$(585,142)	$(567,211)

	MSFY	NFLP	TSLP
Federal income tax cost of investments	$4,517,585	$10,061,791	$18,051,963
Aggregate gross unrealized appreciation	342,457	2,269,961	1,917,404
Aggregate gross unrealized (depreciation)	(27,324)	(31,997)	(609,842)
Net unrealized appreciation (depreciation)	315,133	2,237,964	1,307,562
Undistributed Ordinary Income	—	—	—
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	—	—	—
Accumulated capital and other gain/(loss)	(136,827)	1	(2,252,713)
Total distributable earnings (accumulated loss)	$178,306	$2,237,965	$(945,151)

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Funds are $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the KQQQ are listed and traded on the Nasdaq Exchange (“NASDAQ”). Shares of KGLD, KYTD, KSLV,AMZP, AAPY, GOOP, MSPY, NFLP and TSLP are listed and traded on the CBOE BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

63

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements Kurv Investment Management LLC, the advisor to the Funds, has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.
This section discusses certain principal risks encounter by the Funds.
Single Issuer Risk (AMZP, AAPY, GOOP, MSFY, NFLP, TSLP). Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of each Fund, which focuses on an individual security (“Underlying Security”), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Indirect Investment in AMZN Risk (AMZP). Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.
Indirect Investment in APPL Risk (AAPY). Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.
Indirect Investment in GOOGL Risk (GOOP). Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.
Indirect Investment in MSFT Risk (MSFY). Microsoft Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Microsoft Corporation but will be exposed to the performance of MSFT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Indirect Investment in NFLX Risk (NFLP). Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

64

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Indirect Investment in TSLA Risk (TSLP). Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Underlying Security above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.
Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the the Underlying Security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.
Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

65

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Gold Risk (KGLD). The price of gold may be volatile, and gold bullion-related Exchange Traded Products (“ETPs”), including gold bullion-related exchange traded funds, and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.
Silver Risk (KSLV). The price of silver may be volatile, and physical silver-related Exchange Traded Products (“ETPs”), including physical silver-related exchange traded funds, and derivatives may be highly sensitive to the price of silver. The price of physical silver can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. physical silver has sales commission, storage, insurance and auditing expenses.
Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are

66

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.
Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.
Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the call period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each call period, but has full exposure to any decreases in value experienced by the Underlying Security over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and

67

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus under the heading “Principal Investment Risks”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

68

KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

KQQQ	21.13%
AMZP	0.00%
AAPY	0.00%
GOOP	0.00%
MSFY	0.00%
NFLP	0.00%
TSLP	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2025 were as follows:

KQQQ	21.14%
AMZP	0.00%
AAPY	0.00%
GOOP	0.00%
MSFY	0.00%
NFLP	0.00%
TSLP	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.kurvinvest.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.kurvinvest.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.kurvinvest.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 955-5878 or by accessing the website of the SEC.

69

KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited) (Continued)
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com.

70

Kurv ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

71

KURV ETF TRUST
Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

72

KURV ETF TRUST
Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $10,000 with an additional $2,000 to the Board’s Chair, for his services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
The Fund pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Accordingly, while Independent Trustee fees are an obligation of the Trust, they are paid by the Adviser, as are other Trust expenses. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.
Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

73

Kurv ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on May 7, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of each of the Kurv Gold Enhanced Income ETF, Kurv Silver Enhanced Income ETF, and Kurv Platinum Enhanced Income ETF (each a “Precious Metal ETF” and, collectively, the “Precious Metals ETFs”), and Kurv Investment Management LLC (“Kurv”), (the “Advisory Agreement”).
In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Precious Metal ETF. The materials also included due diligence materials relating to Kurv (including due diligence questionnaires completed by Kurv, select financial information of Kurv, bibliographic information regarding each Precious Metal ETF’s key management and investment advisory personnel, and comparative fee information relating to each Precious Metal ETF) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters.
The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. The Board reviewed materials provided by Kurv related to the proposed approval of the Advisory Agreement with respect to each of the Precious Metal ETFs, including a review of the personnel who will be performing services for the Trust, Kurv’s compliance and risk management infrastructure, and its financial strength and resources. The Board also noted the extensive responsibilities that Kurv will have as investment adviser to each Precious Metal ETF, including: adherence to each Precious Metal ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, voting proxies, managing each Precious Metal ETF’s derivatives risk management program, arranging for transfer agency, custody, fund administration and

74

Kurv ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (Continued)
accounting, and other non-distribution related services necessary for the Precious Metal ETFs to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the Precious Metal ETFs. The Board also considered research support available to, and management capabilities of, Kurv’s management personnel.
Additionally, the Board received satisfactory responses from the representatives of Kurv with respect to a series of questions, including whether Kurv was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board noted that the CCO of the Trust confirmed that Kurv’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kurv’s representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the Precious Metal ETFs. The Board then reviewed the capitalization of Kurv based on financial information provided by and representations made by Kurv and its representatives and, after discussion, requested additional information regarding Kurv’s financial resources. The Board concluded that Kurv has sufficient quality and depth of personnel and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kurv to the Trust would be satisfactory, but requested additional detail regarding financial support.
Performance. Because the Precious Metal ETFs had not yet commenced operations, the Board did not consider past performance.
Fees and Expenses. As to the costs of the services to be provided by Kurv, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed unitary fee of each Precious Metal ETF and overall expenses compared to peer funds selected by Kurv, each of which had similar investment objectives and strategies, as well as the applicable Morningstar commodity focused category. The Board noted that the unitary fee to be paid by each Precious Metal ETF would be the same, 0.99%, and that each Precious Metal ETF, which would have substantially the same structure, would have the same estimated total expense ratios. The Board noted that while the unitary fee, and, therefore net expenses, of each Precious Metal ETF was at the high end of the corresponding Morningstar category and near the high-end of its peer group, it was not the highest among its peers.
The Board acknowledged Kurv’s belief that level of the unitary fee was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for the Precious Metal ETFs. The Board concluded that based on the nature, quality and extent of Kurv’s services to be provided to each Precious Metal ETF and comparative fee and expense data, the unitary fee to be charged by Kurv and the estimated expenses for each Precious Metal ETF were not unreasonable.
Profitability. The Board considered the level of profits that could be expected to accrue to Kurv with respect to each Precious Metal ETF based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by Kurv. The Board considered that the profitability projections were based on estimated costs of Kurv, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from Kurv’s relationship with each Precious Metal ETF would not be excessive.
Economies of Scale. As to the extent to which each Precious Metal ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Kurv’s expectations for growth of each Precious Metal ETF. The Board determined that because the Precious Metal ETFs had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with a Precious Metal ETF, the Board would seek to have those economies of scale shared with the applicable Precious Metal ETF in connection with future renewals of the Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.
Fall-Out Benefits. The Board considered potential benefits to Kurv from acting as investment adviser based on the potential success of each Precious Metal ETF but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Kurv, so that such services do not give rise to “fall-out” benefits for Kurv and its affiliates.

75

Kurv ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (Continued)
Conclusion. Counsel assisted the Board throughout the agreement review process. The Board members relied upon the advice of counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kurv as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, subject to the receipt of additional information regarding financial resources, and as assisted by the advice of counsel, the Board, including a majority of the Independent Trustees, determined that with respect to each Precious Metal ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of each Precious Metal ETF and its shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.
***
At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on September 24, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Kurv High Income ETF (“High Income ETF”), and Kurv Investment Management LLC (“Kurv”).
In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of High Income ETF. The materials also included due diligence materials relating to Kurv (including due diligence questionnaires completed by Kurv, select financial information of Kurv, bibliographic information regarding the High Income ETF’s key management and investment advisory personnel, and comparative fee information relating to the High Income ETF) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters.
The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. The Board reviewed materials provided by Kurv related to the proposed approval of the Advisory Agreement with respect to the High Income ETF, including a review of the personnel who will be performing services for the Trust, Kurv’s compliance and risk management infrastructure, and its financial strength and resources. The Board also noted the extensive responsibilities that Kurv will have as investment adviser to the High Income ETF, including: adherence to the High Income ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, voting proxies, managing the High Income ETF’s derivatives risk management program, arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the High Income ETF to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the High Income ETF. The Board also considered research support available to, and management capabilities of, Kurv’s management personnel.
Additionally, the Board received satisfactory responses from the representatives of Kurv with respect to a series of questions, including whether Kurv was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board noted that the CCO of the

76

Kurv ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (Continued)
Trust confirmed that Kurv’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kurv’s representation that the prospectus and statement of additional information accurately describe the investment strategies of the High Income ETF. The Board then reviewed the capitalization of Kurv based on financial information provided by Kurv at prior meetings including the May 7 and May 15 Board meetings, and representations made by Kurv and its representatives. The Board concluded that Kurv has sufficient quality and depth of personnel and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kurv to the Trust would be satisfactory.
Performance. Because the High Income ETF had not yet commenced operations and Kurv does not manage any similar accounts, the Board did not consider past performance.
Fees and Expenses. As to the costs of the services to be provided by Kurv, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed unitary fee of the High Income ETF and overall expenses compared to peer funds selected by Kurv, each of which had similar investment objectives and strategies, as well as the applicable Morningstar category. The Board noted that the unitary fee to be paid by the High Income ETF is 1.15%. The Board considered that Kurv proposed to limit the expenses of High Income ETF to 0.99% for at least one year from Fund launch. The Board noted that while the unitary fee of the High Income ETF was near the high end of its peer group and above the average of its Morningstar category, it was not the highest in its category or among its peers, and, after taking into account the expense cap, its net expenses were in line with its peers.
The Board acknowledged Kurv’s belief that level of the unitary fee was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for the High Income ETF. The Board concluded that based on the nature, quality and extent of Kurv’s services to be provided to High Income ETF and comparative fee and expense data, the unitary fee to be charged by Kurv and the estimated expenses for the High Income ETF were not unreasonable.
Profitability. The Board considered the level of profits that could be expected to accrue to Kurv with respect to the High Income ETF based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by Kurv. The Board considered that the profitability projections were based on estimated costs of Kurv, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from Kurv’s relationship with the High Income ETF would not be excessive.
Economies of Scale. As to the extent to which the High Income ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Kurv’s expectations for growth of the High Income ETF. The Board determined that because the High Income ETF had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the High Income ETF, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.
Fall-Out Benefits. The Board considered potential benefits to Kurv from acting as investment adviser based on the potential success of High Income ETF but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Kurv, so that such services do not give rise to “fall-out” benefits for Kurv and its affiliates.
Conclusion. Counsel assisted the Board throughout the agreement review process. The Board members relied upon the advice of counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kurv as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, subject to the receipt of additional information regarding financial resources, and as assisted by the advice of counsel, the Board, including a majority of the Independent Trustees, determined that with respect to High Income ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and

77

Kurv ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (Continued)
(c) the Advisory Agreement is in the best interests of High Income ETF and its shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of High Income ETF and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

78

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) 1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kurv ETF Trust

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	February 6, 2026

By:	/s/ Madeline Arment
Madeline Arment
Treasurer/Principal Financial Officer

Date:	February 6, 2026

SCHEDULE A

Principal Executive Officer:	Howard Chan

Principal Financial Officer:	Madeline Arment